Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
NET SALES	$ 539,521	$ 457,253	$ 530,348	[1]
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	532,682	441,700	494,012
Mobile Communications
Segment Reporting Information [Line Items]
NET SALES	0	10,356	30,163
Others
Segment Reporting Information [Line Items]
NET SALES	$ 6,839	$ 5,197	$ 6,173

[1]	In 2019 and 2020, revenue billed to Japan was reclassified to others.